CONTRACT COSTS, NET	12 Months Ended
Jun. 30, 2022
CONTRACT COSTS, NET
CONTRACT COSTS, NET

NOTE 8. CONTRACT COSTS, NET

Contract costs, net consisted of the following:

	June 30,	June 30,	June 30,
	2021	2022	2022
Third Party	RMB	RMB	U.S. Dollars
Contract costs	¥53,344,816	¥37,922,302	$5,661,970
Allowance for credit losses	(4,548,910)	(4,063,482)	(606,696)
Total contract costs, net	¥48,795,906	¥33,858,820	$5,055,274

As of June 30, 2022, total contracts costs, net amounted to ¥33,858,820 ($5,055,274), of which 13.3%, or ¥4.5 million ($0.7 million) have been subsequently realized as of the date of the report, and the remaining balance is expected to be utilized by March 2023.

Net recovery of provision for credit losses of contract cost was ¥22,451 for the year ended June 30, 2020. Provision for credit losses of contract was ¥4,647,802 for the year ended June 30, 2021. Net recovery of provision for credit losses of contract cost was ¥552,008 ($82,417) for the years ended June 30, 2022. As the progress of these contracts was delayed by the COVID-19 pandemic, the Company records allowance for credit losses of contract cost according to its general accounting policy. Since the pandemic is relatively under control now, some of our projects has resumed its progress and the contract costs were realized, hence, resulted in a decrease in allowance for credit losses of contract cost. The Company will continue making great efforts to prevent any unrealizable of contract costs from third parties.

Movement of allowance for credit losses of contract costs is as follows:

	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
Beginning balance	¥139,762	¥4,548,910	$679,172
Provision for (reversal of) credit losses	4,647,802	(552,008)	(82,417)
Charge to cost of sales	—	66,580	9,941
Less: write-off	(238,654)	—	—
Ending balance	¥4,548,910	¥4,063,482	$606,696